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PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:

AIM V.I CAPITAL APPRECIATION FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 6 of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Robert J. Lloyd (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. As the lead manager, Mr. Lloyd generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Lloyd may perform these functions, and the nature of these functions, may change from time to time.

     - Ryan A. Amerman, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the advisor and/or its affiliates since 1996.

          More information on the portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

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PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:

AIM V.I. CAPITAL DEVELOPMENT FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 7 of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

     - Karl F. Farmer, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1998.

          More information on the portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:

AIM V.I DYNAMICS FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 7 of the prospectuses:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with the advisor and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

     - Karl F. Farmer, Portfolio Manager, who has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 1998.

          More information on the portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Series I and Series II shares of the Fund listed below:

AIM V.I. TECHNOLOGY FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 7 of the prospectuses:

"Warren W. Tennant, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2008 and has been associated with the advisor and/or its affiliates since 2000.

          More information on the portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."